Hedging activities - Schedule of Net Tax Effect of Cash Flow Hedges (Details) - Cash flow hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	€ 10	€ 28	€ 149
Cost of sales | Foreign currency contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	0	1	19
Cost of sales | Commodity contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	0	0	83
Selling and distribution expenses | Commodity contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	6	17	34
Finance costs | Interest rate and cross currency swaps
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	€ 4	€ 10	€ 13